                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2005

Check here if Amendment  [ ]; Amendment Number:
         This Amendment (Check only one):  [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alleghany Corporation
Address:   7 Times Square Tower, 17th Floor
           New York, NY  10036

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter R. Sismondo
Title:   Vice President, Controller, Treasurer and Assistant Secretary
Phone:   212-752-1356

Signature, Place, and Date of Signing:

         /s/ Peter R. Sismondo            New York, NY            August 9, 2005
--------------------------------------------------------------------------------
             [Signature]                 [City, State]                    [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:          81
Form 13F Information Table Value Total:   $ 675,310
                                         (thousands)

List of Other Included Managers:
         No.               Form 13F File Number                        Name

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/05


------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1           COLUMN 2    COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           INVESTMENT                    VOTING
         NAME OF ISSUER        TITLE OF       CUSIP       MARKET  SHRS OR   SH/  PUT/      DISCRETION     MANAGER      AUTHORITY
                                 CLASS                    VALUE   PRIN AMT  PRN  CALL   SOLE   SHRD   OTHER         SOLE  SHRD  NONE
                                                                  (X 1000)              (A)    (B)     (C)            (A)  (B)  (C)
FRESH DEL MONTE PRODUCE INC  ORD            G36738105     4,038    150,000   SH                  X           1       X
AMB PROPERTY CORP            COM            00163T109     1,815     41,800   SH                  X           1       X
ALEXANDER & BALDWIN INC      COM            014482103       927     20,000   SH                  X           1       X
AMERICAN EXPRESS CO          COM            025816109     1,331     25,000   SH                  X           1       X
AMERICAN INTL GROUP INC      COM            026874107     1,162     20,000   SH                  X           1       X
APACHE CORP                  COM            037411105    41,990    500,000                       X           1       X
ANADARKO PETE CORP           COM            032511107    41,075    500,000   SH                  X           1       X
APARTMENT INVT & MGMT CO     CL A           03748R101     1,821     44,500   SH                  X           1       X
APPLERA CORP                 COM AP BIO GRP 038020903       984     50,000   SH                  X           1       X
APPLIED MATLS INC            COM            038222105       809     50,000   SH                  X           1       X
ARCHSTONE SMITH TR           COM            039583109     1,773     45,900   SH                  X           1       X
ARDEN RLTY INC               COM            039793104     1,785     49,600   SH                  X           1       x
AUTODESK INC                 COM            052769106     1,030     30,000   SH                  X           1       X
AVALONBAY CMNTYS INC         COM            053484101     1,858     23,000   SH                  X           1       X
BRE PROPERTIES INC           CL A           05564E106     1,745     41,700   SH                  X           1       X
BANK OF AMERICA CORPORATION  COM            060505104     9,122    200,000   SH                  X           1       X
BELO CORP                    COM SER A      080555105       839     35,000   SH                  X           1       X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207     4,262      1,531   SH                  X           1       X
BOEING CO                    COM            097023105       990     15,000   SH                  X           1       X
BURLINGTON NORTHN SANTA FE C COM            12189T104   376,640  8,000,000   SH          X                   1       X
BURLINGTON RES INC           COM            122014103     1,105     20,000   SH                  X           1       X
CATERPILLAR INC DEL          COM            149123101     1,430     15,000   SH                  X           1       X
CHUBB CORP                   COM            171232101     1,284     15,000   SH                  X           1       X
CITIGROUP                    COM            172967101     4,623    100,000   SH                  X           1       X
COCA COLA CO                 COM            191216100     1,044     25,000   SH                  X           1       X
CONOCOPHILLIPS               COM            20825C104     1,725     30,000   SH                  X           1       X
CORPORATE OFFICE PPTYS TR    SH BEN INT     22002T108     1,752     59,500   SH                  X           1       X
COSTCO WHSL CORP NEW         COM            22160K105     1,342     30,000   SH                  X           1       X
COUNTRYWIDE FINANCIAL CORP   COM            222372104     5,792    150,000   SH                  X           1       X
DEERE & CO                   COM            244199105       982     15,000   SH                  X           1       X
DEVON ENERGY CORP NEW        COM            25179M103    38,010    750,000   SH                  X           1       X
DISNEY WALT CO               COM DISNEY     254687106     1,133     45,000   SH                  X           1       X
DOMINION RES INC VA NEW      COM            25746U109     5,284     72,000   SH                  X           1       X
DOW CHEM CO                  COM            260543103     1,113     25,000   SH                  X           1       X
DU PONT EI DE NEMOURS & CO   COM            263534109       860     20,000   SH                  X           1       X
EXXON MOBIL CORP             COM            30231G102     1,724     30,000   SH                  X           1       X
FEDERAL REALTY INVT TR       SH BEN INT     313747206     1,900     32,200   SH                  X           1       X
FEDEX CORP                   COM            31428X106     1,215     15,000   SH                  X           1       X
GENERAL MTRS CORP            COM            370442105     5,270    155,000   SH                  X           1       X
GUIDANT CORP                 COM            401698105       673     10,000   SH                  X           1       X
HARLEY DAVIDSON INC          COM            412822108     7,440    150,000   SH                  X           1       X
INTEL CORP                   COM            458140100     1,301     50,000   SH                  X           1       X
INTERNATIONAL BUSINESS MACHS COM            459200101       890     12,000   SH                  X           1       X
INTUIT                       COM            461202103       451     10,000   SH                  X           1       X
JEFFERSON PILOT CORP         COM            475070108     1,008     20,000   SH                  X           1       X
JOHNSON & JOHNSON            COM            478160104     6,500    100,000   SH                  X           1       X
KERR MCGEE CORP              COM            492386107    11,447    150,000   SH                  X           1       X
LAUDER ESTEE COS INC         CL A           518439104       978     25,000   SH                  X           1       X
LIBERTY MEDIA CORP NEW       COM SER A      530718105     1,121    110,000   SH                  X           1       X
LILLY ELI & CO               COM            532457108     1,114     20,000   SH                  X           1       X
MACERICH CO                  COM            554382101     1,898     28,310   SH                  X           1       X
MAGNA INTL INC               CL A           559222401     7,034    100,000   SH                  X           1       X
MANPOWER INC                 COM            56418H100       796     20,000   SH                  X           1       X
MEDTRONIC INC                COM            585055106     1,554     30,000   SH                  X           1       X
MERCK & CO INC               COM            589331107    31,262  1,015,000   SH                  X           1       X
MICROSOFT CORP               COM            594918104     1,739     70,000   SH                  X           1       X
MILLIPORE CORP               COM            601073109     1,702     30,000   SH                  X           1       X
NEWS CORP LTD                SP ADR PFD     652487802     1,133     70,000   SH                  X           1       X
NOBLE ENERGY INC             COM            655044105     1,135     15,000   SH                  X           1       X
NORDSTROM INC                COM            655664100     1,359     20,000   SH                  X           1       X
NOVARTIS AG                  SPONSORED ADR  66987V109     1,186     25,000   SH                  X           1       X
OLD REP INTL CORP            COM            680223104     3,794    150,000   SH                  X           1       X
PEPCO HOLDINGS INC           COM            713291902     2,394    100,000   SH                  X           1       X
PROCTER & GAMBLE CO          COM            742718109     1,583     30,000   SH                  X           1       X
RECKSON ASSOCS RLTY CORP     COM            75621K106     1,694     50,500   SH                  X           1       X
ROHM & HAAS CO               COM            775371107     1,159     25,000   SH                  X           1       X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/05

------------------------------------------------------------------------------------------------------------------------------------
             COLUMN 1          COLUMN 2    COLUMN 3   COLUMN 4           COLUMN 5             COLUMN 6     COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             INVESTMENT                 VOTING
       NAME OF ISSUER           TITLE OF   CUSIP        MARKET     SHRS OR    SH/  PUT/      DISCRETION    MANAGER     AUTHORITY
                                CLASS                   VALUE      PRIN AMT   PRN  CALL   SOLE  SHRD  OTHER       SOLE   SHRD   NONE
                                                                   (X 1000)               (A)    (B)   (C)         (A)   (B)    (C)
RYDER SYS INC                   COM        783549108        732      20,000   SH                 X             1     X
SBC COMMUNICATIONS INC          COM        78387G103      1,188      50,000   SH                 X             1     X
SCHLUMBERGER LTD                COM        806857108      1,519      20,000   SH                 X             1     X
SHURGARD STORAGE CTRS INC       COM        82567D104      1,641      35,700   SH                 X             1     X
SIGMA ALDRICH CORP              COM        826552101        841      15,000   SH                 X             1     X
SIMON PPTY GROUP INC NEW        COM        828806109      1,906      26,300   SH                 X             1     X
SONY CORP                       ADR NEW    835699307        861      25,000   SH                 X             1     X
STATE STR CORP                  COM        857477103        724      15,000   SH                 X             1     X
TEXAS INSTRS INC                COM        882508104        561      20,000   SH                 X             1     X
3M CO                           COM        88579Y101      1,446      20,000   SH                 X             1     X
UNIVISION COMMUNICATIONS INC    CL A       914906102        551      20,000   SH                 X             1     X
WACHOVIA CORP 2ND NEW           COM        929903102        992      20,000   SH                 X             1     X
WAL MART STORES INC             COM        931142103      1,928      40,000   SH                 X             1     X
WEYERHAUSER CO                  COM        962166104      1,273      20,000   SH                 X             1     X
WHIRLPOOL CORP                  COM        963320106      7,011     100,000   SH                 X             1     X

GRAND TOTAL                                             675,310 13,979,541

                                                                               2